Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 126,158,000	$ 115,464,000
Accounts receivable, net of allowances of $299 and $381, respectively	$ 33,438,000	37,725,000
Deferred tax assets - current portion		3,343,000
Prepaid expenses and other current assets	$ 3,655,000	2,888,000
Total current assets	163,251,000	159,420,000
Property and equipment, net	11,325,000	8,832,000
Goodwill	215,000	0
Intangible assets, net	5,028,000	0
Deferred tax assets - long-term portion	10,299,000	8,025,000
Other non-current assets	1,651,000	1,161,000
Total assets	191,769,000	177,438,000
Current liabilities:
Accounts payable	1,293,000	803,000
Accrued compensation and related benefits	4,812,000	6,112,000
Accrued and other current liabilities	2,382,000	1,733,000
Deferred revenues - current portion	4,702,000	$ 3,740,000
Billings in excess of recognized revenues	1,267,000
Total current liabilities	14,456,000	$ 12,388,000
Long-term income taxes payable	2,540,000	2,600,000
Other non-current liabilities	466,000	627,000
Total liabilities	$ 17,462,000	$ 15,615,000
Commitments and contingencies (Note 5)
Stockholders’ equity:
Preferred stock, $0.00015 par value, 5,000 shares authorized, no shares issued and outstanding	$ 0	$ 0
Common stock, $0.00015 par value, 70,000 shares authorized; shares issued 37,476 and 36,258, respectively; shares outstanding 31,111 and 31,116, respectively	5,000	5,000
Additional paid-in capital	266,008,000	248,734,000
Treasury stock, at cost, 6,365 and 5,142 shares, respectively	(50,383,000)	(34,048,000)
Accumulated deficit	(39,780,000)	(52,187,000)
Accumulated other comprehensive loss	(1,543,000)	(681,000)
Total stockholders’ equity	174,307,000	161,823,000
Total liabilities and stockholders’ equity	$ 191,769,000	$ 177,438,000